Summary of Significant Accounting Policies - Summary Of Impacts Of Adoption Of IFRS 16 On Financial Statements And Related Hypothetical Results (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement [Line Items]
Depreciation and amortization	¥ (83,080)	$ (11,934)	¥ (75,777)	¥ (77,492)
Network, operation and support expenses	(43,236)	(6,210)	(55,077)	(54,507)
Other operating expenses	(64,480)	(9,262)	(62,561)	(57,166)
Finance costs	(2,123)	(305)	(1,625)	(5,734)
Share of net profit of associates	1,359	195	2,477	893
Income before income tax	14,167	2,035	13,081	2,593
Net income for the year	11,372	1,633	10,257	1,850
Cash generated from operations	94,952	13,639	93,882	91,519
Net cash inflow from operating activities	93,678	13,456	92,387	85,054
Net cash outflow from financing activities	(29,765)	$ (4,275)	(34,058)	¥ (28,414)
As Reported Under IFRS 16 [member]
Statement [Line Items]
Depreciation and amortization	(83,080)
Network, operation and support expenses	(43,236)
Other operating expenses	(64,480)
Finance costs	(2,123)
Share of net profit of associates	1,359
Income before income tax	14,167
Net income for the year	11,372
Cash generated from operations	94,952
Net cash inflow from operating activities	93,678
Capital element of lease rentals paid	(11,123)
Net cash outflow from financing activities	(29,765)
Increase Due To Depreciation And Interest Expense Under IFRS 16 [member]
Statement [Line Items]
Depreciation and amortization	10,579
Finance costs	1,349
Share of net profit of associates	37
Income before income tax	11,965
Net income for the year	11,965
Decrease In Amounts Related To Operating Lease Under IAS 17 [member]
Statement [Line Items]
Network, operation and support expenses	(11,345)
Other operating expenses	(192)
Income before income tax	(11,537)
Net income for the year	(11,537)
Cash generated from operations	(10,883)
Net cash inflow from operating activities	(10,883)
Capital element of lease rentals paid	10,883
Net cash outflow from financing activities	10,883
Hypothetical Amounts Recognized As if Under IAS 17 [member]
Statement [Line Items]
Depreciation and amortization	(72,501)
Network, operation and support expenses	(54,581)
Other operating expenses	(64,672)
Finance costs	(774)
Share of net profit of associates	1,396
Income before income tax	14,595
Net income for the year	11,800
Cash generated from operations	84,069
Net cash inflow from operating activities	82,795
Capital element of lease rentals paid	(240)
Net cash outflow from financing activities	¥ (18,882)
Comparison Of Hypotheticals Amounts Under IAS 17 With Prior Period [member]
Statement [Line Items]
Depreciation and amortization			(75,777)
Network, operation and support expenses			(55,077)
Other operating expenses			(62,561)
Finance costs			(1,625)
Share of net profit of associates			2,477
Income before income tax			13,081
Net income for the year			10,257
Cash generated from operations			93,882
Net cash inflow from operating activities			92,387
Net cash outflow from financing activities			¥ (34,058)